Operating Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue recognition
Fare revenues	$ 1,650,287	$ 1,661,176	$ 1,265,980
Other passenger revenues	1,473,237	1,078,251	866,944
Passenger revenues	3,123,524	2,739,427	2,132,924
Other non-passenger revenue	115,424	92,977	76,872
Cargo	20,025	14,786	11,882
Total	3,258,973	2,847,190	2,221,678
Non-derivative financial instruments		(21,378)	(21,378)
Operating revenues	3,258,973	2,847,190	2,200,300
Transactions from unearned transportation revenues
January 1,	346,469	303,982
Deferred	3,120,455	2,781,914
Recognized in revenue during the year	(3,123,524)	(2,739,427)
December 31,	343,400	346,469	303,982
Domestic
Revenue recognition
Operating revenues	2,060,744	1,909,744	1,661,927
Domestic | At the flight time
Revenue recognition
Fare revenues	1,027,699	1,097,480	860,143
Other passenger revenues	901,331	695,602	707,368
Passenger revenues	1,929,030	1,793,082	1,567,511
Other non-passenger revenue	114,318	92,088	76,306
Cargo	4,432	13,171	11,410
Total	2,047,780	1,898,341	1,655,227
Domestic | At the sale
Revenue recognition
Other passenger revenues	12,964	11,403	6,700
Passenger revenues	12,964	11,403	6,700
Total	12,964	11,403	6,700
International | At the flight time
Revenue recognition
Fare revenues	622,588	563,696	405,837
Other passenger revenues	551,075	365,243	151,261
Passenger revenues	1,173,663	928,939	557,098
Other non-passenger revenue	1,106	889	566
Cargo	15,593	1,615	472
Total	1,190,362	931,443	558,136
International | At the sale
Revenue recognition
Other passenger revenues	7,867	6,003	1,615
Passenger revenues	7,867	6,003	1,615
Total	$ 7,867	$ 6,003	$ 1,615